Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions		R$ 2,037,599	R$ 1,597,365
Contingent liabilities		3,708,756	5,477,512
Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions		201,750	181,115
Contingent liabilities		R$ 489,768	560,989
Tax [Member] | Cofins [Member]
IfrsStatementLineItems [Line Items]
Description		Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.
Provisions		R$ 123,564	110,059
Contingent liabilities		R$ 9,550	7,914
Tax [Member] | I N S S [Member]
IfrsStatementLineItems [Line Items]
Description		Tax requirements related to the social security contribution.
Provisions		R$ 30,899	29,813
Contingent liabilities		R$ 46,901	107,840
Tax [Member] | Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Description		Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).
Provisions		R$ 2,100	1,721
Contingent liabilities		R$ 50,025	77,058
Tax [Member] | I C M S [Member]
IfrsStatementLineItems [Line Items]
Description		Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.
Provisions		R$ 4,035
Contingent liabilities		R$ 24,930	43,346
Tax [Member] | I P T U [Member]
IfrsStatementLineItems [Line Items]
Description		Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.
Provisions		R$ 9,332
Contingent liabilities		R$ 152,113	118,981
Tax [Member] | I S S [Member]
IfrsStatementLineItems [Line Items]
Description		City halls tax requirement as ISS on construction services provided by third parties.
Provisions		R$ 181	170
Contingent liabilities		R$ 56,731	83,536
Tax [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Description		Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment
Provisions		R$ 31,639	39,352
Contingent liabilities		R$ 149,518	122,314
Labor [Member]
IfrsStatementLineItems [Line Items]
Description		Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).
Provisions		R$ 536,374	569,756
Contingent liabilities		R$ 372,138	275,230
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Description		Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.
Provisions		R$ 30,126	37,148
Contingent liabilities		12,716	3,524
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provisions		8,493	103,155
Contingent liabilities		R$ 1,496,607	1,400,516
Regulatory [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Description		Aneel's notifications about possible breaches of regulatory standards
Provisions		R$ 8,493	20,485
Contingent liabilities		R$ 45,718	38,099
Regulatory [Member] | Dispatch Aneel 2882002 [Member]
IfrsStatementLineItems [Line Items]
Description		Legal actions against Aneel Dispatch No. 288/2002 involving the companies Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.
Provisions			82,670
Contingent liabilities
Regulatory [Member] | E S B R [Member]
IfrsStatementLineItems [Line Items]
Description		ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.
Provisions
Contingent liabilities		R$ 1,130,845	1,066,486
Regulatory [Member] | Colider Exclusion Of Liability [Member]
IfrsStatementLineItems [Line Items]
Description		Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment - ACR, CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM.
Provisions
Contingent liabilities		320,044	295,931
Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions		1,260,856	706,191
Contingent liabilities		R$ 1,337,527	3,237,253
Civil [Member] | Tobacco Growers [Member]
IfrsStatementLineItems [Line Items]
Description		Actions whose main cause is the lack of electricity causing loss of production.
Provisions		R$ 73,366	79,092
Contingent liabilities		R$ 71,237	68,104
Civil [Member] | Arbitration [Member]
IfrsStatementLineItems [Line Items]
Description	[1]	Arbitration protected by secrecy and confidentiality, in the early stage of award settlement.
Provisions	[1]	R$ 629,056	165,158
Contingent liabilities	[1]	R$ 338,779	670,704
Civil [Member] | P I S C O F I N S Credit On I C M S [Member]
IfrsStatementLineItems [Line Items]
Description		Contingent liability related to the allocation of PIS and Cofins tax credits recognized by the Company. With the enactment of Law No. 14,385/2022, the Management of Copel and its legal advisors reassessed the risk and Copel DIS recorded the provision, as detailed in Note 12.2.1.
Provisions
Contingent liabilities			1,775,347
Civil [Member] | Civil And Administrative Law [Member]
IfrsStatementLineItems [Line Items]
Description		Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.
Provisions		R$ 154,550	131,519
Contingent liabilities		R$ 530,959	383,597
Civil [Member] | Indemnification To Third Parties Civil [Member]
IfrsStatementLineItems [Line Items]
Description		Actions for indemnity for resulting from damages caused during the construction of power plants. The execution of the sentence began without the previously determined accounting expertise. In the 1st degree, Copel challenged the execution and presented an insurance policy as a guarantee until a decision on the performance of an expert examination and excess of the value. As there was still no favorable position on the merits, the risk was reassessed with a change in the provisioned balance.
Provisions		R$ 101,076	57,663
Contingent liabilities		R$ 98,940	29,592
Civil [Member] | Easements [Member]
IfrsStatementLineItems [Line Items]
Description		Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
Provisions		R$ 138,841	138,075
Contingent liabilities		R$ 31,063	29,100
Civil [Member] | Expropriation And Property [Member]
IfrsStatementLineItems [Line Items]
Description		Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.
Provisions		R$ 154,943	93,679
Contingent liabilities		R$ 38,030	70,198
Civil [Member] | Indemnification To Third Parties Expropriations [Member]
IfrsStatementLineItems [Line Items]
Description		Expropriation lawsuit for construction of electric substation and expropriation of property flooded of power plant, settled in the second quarter of 2022.
Provisions			31,348
Contingent liabilities
Civil [Member] | Consumers [Member]
IfrsStatementLineItems [Line Items]
Description		Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.
Provisions		R$ 3,758	3,755
Contingent liabilities		R$ 1,911	3,964
Civil [Member] | Environmental [Member]
IfrsStatementLineItems [Line Items]
Description		Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.
Provisions		R$ 5,266	5,902
Contingent liabilities		R$ 226,608	R$ 206,647

[1]	refers to the estimate of possible loss of a total, monetarily restated, of R$2,966,787 of the plaintiff's claim.